Prepayments and Other Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to suppliers	$ 5,778,384	$ 3,347,251
Deductible VAT	9,239	8,968
Deposits	33,651	27,203	1,114
Prepayments and other assets	$ 5,821,274	$ 3,383,422	$ 1,114